Condensed Interim Consolidated Statements of Profit and Loss and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Dilutive loss per ordinary share	$ (0.56)	$ (0.48)	$ (1.01)	$ (0.91)